SCHEDULE OF CHANGES IN THE DEFERRED REVENUE (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Deferred revenue as of the beginning of the year	¥ 94,376	¥ 18,183
Net cash received in advance during the year	1,557,973	601,173
Deferred revenue addition in connection with business combination of SYLA Solar	45,415
Revenue recognized (consumption tax included) from opening balance of deferred revenue	(78,351)	(17,783)
Revenue recognized (consumption tax included) from deferred revenue arising during current year	(1,390,987)	(507,197)
Deferred revenue as of the end of the year	¥ 228,426	¥ 94,376